Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2019
Changes in Accounting policies and Disclosures [abstract]
Changes in Accounting Policies and Disclosures
4.	Changes in Accounting Policies and Disclosures:

The accounting policies adopted in the preparation of these Consolidated Financial Statements are consistent with those used in the preparation of the Bank’s consolidated annual financial statements for the year ended December 31, 2018, except for the adoption of new regulations in effect as of January 1, 2019 as described below.

As of January 1, 2019, the Bank first adopted IFRS 16 Leases, for the purposes of the initial application, it was decided to recognize the cumulative effect on the date of initial adoption (January 1, 2019), not restating comparative information, accounting for a right-of-use asset for an amount equal to the lease liability for an amount of Ch$144,497 million (see Note No. 15 (d)). This amount was determined according to the present value of the remaining lease payments, discounted using the Bank’s incremental financing interest rate.

During the year ended December 31, 2019, there have been no other accounting changes that may significantly affect these Consolidated Financial Statements.